OTHER INCOME AND EXPENSES AND LOSSES PER SHARE	12 Months Ended
Dec. 31, 2023
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE

19.OTHER INCOME AND EXPENSES AND LOSSES PER SHARE

19.1 Other operating income/expenses

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Other operating income
Foreign exchange gains	450,380	33,774	—	—
Voucher terminated	197,760	47,760	207,098	8,677,533
Interest due to late payment from customers	—	—	163,754	6,861,393
Others	40,438	111,558	99,575	4,172,253
Total	688,578	193,092	470,427	19,711,179
Other operating expenses
Foreign exchange losses	1,611	861,935	676,986	28,366,128
Penalties	112,704	—	—	—
Loss from disposal of long-lived assets	113,395	—	81,165	3,400,863
Others	48,396	47,536	234,050	9,806,838
Total	276,106	909,471	992,201	41,573,829
Net other operating expenses	412,472	(716,379)	(521,774)	(21,862,650)

19.2 Finance income

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Interest income on loan receivables	415,230	81,836	37,950	1,590,128
Interest income on sales-type lease	25,054	1,749	29,410	1,232,297
Others	5,855	4,475	16,493	691,067
Total	446,139	88,060	83,853	3,513,492

19.OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (continued)

19.3 Finance costs

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Contractual coupons on loans and borrowings	3,442,117	5,883,067	8,958,420	375,363,278
Change in amortized costs of financial instruments measured at amortized cost	1,156,118	1,999,914	2,833,459	118,723,665
Others	—	76,859	341,521	14,309,939
Total	4,598,235	7,959,840	12,133,400	508,396,883

19.4 Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2023, 2022 and 2021. Details are as below:

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND million	VND million	VND million	USD
Net loss attributable to controlling interests	(32,183,727)	(49,783,795)	(57,354,813)	(2,403,201,751)
Net loss attributable to controlling interests adjusted for the effect of dilution	(32,183,727)	(49,783,795)	(57,354,813)	(2,403,201,751)
				Unit: Shares
Weighted average number of ordinary shares for basic earnings per share	1,578,726,324	2,299,008,659	2,310,823,009	2,310,823,009
Weighted average number of ordinary shares adjusted for the effect of dilution	1,578,726,324	2,299,008,659	2,310,823,009	2,310,823,009

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND	VND	VND	USD
Basic loss per share	(20,386)	(21,654)	(24,820)	(1.04)
Diluted loss per share	(20,386)	(21,654)	(24,820)	(1.04)

19.OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (continued)

For the year ended December 31, 2023, the Company had potential ordinary shares, including unvested shares, convertibles notes, warrants and debenture note. As the Company incurred loss for the year ended December 31, 2023, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted average number of these potential ordinary shares were excluded from the calculation of diluted net loss per share as below:

For the year ended December 31, 2023
Unvested shares for service providers	83,334
DPS (Note 21)	62,806,375
Number of outstanding warrants (Note 21)	3,321,002
Convertible Debenture (Note 12)	4,875,000

In January 2022, the Company effected a 100-for-one split of ordinary shares. On August 1, 2023, the shareholders of the Company approved the consolidation of 2,412,852,458 existing ordinary shares in the capital of the Company (“Existing Shares”) held by shareholders of the Company into 2,299,999,998 ordinary shares in the capital of the Company (the “Consolidated Shares”) without any change in the paid-up share capital amount. All shares and per share amounts presented in the consolidated financial statements have been revised on a retroactive basis to give effect to the share split and the share consolidation.